Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 1C. Cybersecurity.

The Company’s Board of Directors takes seriously both the responsibility to guard against cybersecurity threats and its compliance with the SEC Cybersecurity regulations adopted on July 26, 2023. Our Board of Directors has standing agenda to review and discuss on cybersecurity matters with management during each meeting. Management is updated on cybersecurity matters by the IT Senior Systems Administrator (“ITSSA”).

Our cybersecurity risk management program leverages a combination of processes, technologies and personnel with expertise in cybersecurity to comply with applicable regulations and detect and respond to cyber-attacks, data breaches, security incidents, and compromises of personal information, as well as to regularly and promptly inform management and our Board of Directors of any significant cybersecurity risks and developments.

Our ITSSA, who has significant experience in managing cybersecurity risks is directly responsible for establishing cybersecurity strategies and structures and managing ongoing cybersecurity risk management activities, reports relevant information regarding cybersecurity threats and risks to management. Management can then further elevate matters to the full Board of Directors, as necessary or required.

The Company and the Board of Directors are committed to remaining updated on evolving cybersecurity regulations and best practices, as well as the development and amendment of processes to meet these changing demands.

The Company did not experience any cybersecurity incident during 2024.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program leverages a combination of processes, technologies and personnel with expertise in cybersecurity to comply with applicable regulations and detect and respond to cyber-attacks, data breaches, security incidents, and compromises of personal information, as well as to regularly and promptly inform management and our Board of Directors of any significant cybersecurity risks and developments.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company’s Board of Directors takes seriously both the responsibility to guard against cybersecurity threats and its compliance with the SEC Cybersecurity regulations adopted on July 26, 2023. Our Board of Directors has standing agenda to review and discuss on cybersecurity matters with management during each meeting. Management is updated on cybersecurity matters by the IT Senior Systems Administrator (“ITSSA”).
Cybersecurity Risk Role of Management [Text Block]	Our ITSSA, who has significant experience in managing cybersecurity risks is directly responsible for establishing cybersecurity strategies and structures and managing ongoing cybersecurity risk management activities, reports relevant information regarding cybersecurity threats and risks to management. Management can then further elevate matters to the full Board of Directors, as necessary or required.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management program leverages a combination of processes, technologies and personnel with expertise in cybersecurity to comply with applicable regulations and detect and respond to cyber-attacks, data breaches, security incidents, and compromises of personal information, as well as to regularly and promptly inform management and our Board of Directors of any significant cybersecurity risks and developments.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our ITSSA, who has significant experience in managing cybersecurity risks is directly responsible for establishing cybersecurity strategies and structures and managing ongoing cybersecurity risk management activities, reports relevant information regarding cybersecurity threats and risks to management. Management can then further elevate matters to the full Board of Directors, as necessary or required.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true